INCOME TAXES (Details Narrative) - 12 months ended Dec. 31, 2023	USD ($)	CAD ($)
Expiring in 2030 to 2043 [Member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forward		$ 67,701,122
Expiring in 2040 to 2043 [Member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forward	$ 6,231,434	$ 8,241,878